CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Contract Assets Net
SCHEDULE OF CONTRACT ASSETS

Contract assets consist of the following:

	December 31,
	2022	2021
Contract assets
Balance at beginning of the year	$943,369	$305,928
Additions	797,302	1,609,920
Changes due to billings	(804,156)	(862,830)
Allowance for expected credit loss and bad debt written-off	100,486	(109,013)
Exchange adjustment	457	(636)
Balance at end of year	$1,037,458	$943,369

SCHEDULE OF CONTRACT ASSETS ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	December 31,
	2022	2021

Balance at beginning of the year	$(108,965)	$(3,519)
Provision	(3,628)	(105,802)
Bad debt written-off	104,114	-
Exchange adjustment	425	356
Ending balance	$(8,054)	$(108,965)